Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Trade accounts receivable	CAD 492	CAD 507
Unbilled accounts receivable	575	551
Allowance for doubtful accounts	(31)	(33)
Income tax receivable	8	26
Other	87	76
Accounts receivable and other current assets	CAD 1,131	CAD 1,127